Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2016
Registrant Name	dei_EntityRegistrantName	EXCHANGE TRADED CONCEPTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001452937
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	FLAG
Document Creation Date	dei_DocumentCreationDate	Mar. 05, 2018
Document Effective Date	dei_DocumentEffectiveDate	Mar. 05, 2018
Prospectus Date	rr_ProspectusDate	Mar. 30, 2017
WeatherStorm Forensic Accounting Long-Short ETF
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	etc_ProspectusSupplementTextBlock

EXCHANGE TRADED CONCEPTS TRUST

WeatherStorm Forensic Accounting Long-Short ETF
(the "Fund")

Supplement dated March 5, 2018 to the Fund's currently effective Prospectus and Statement of

Additional Information ("SAI")

This supplement provides new and additional information beyond that contained in the Fund's currently effective Prospectus and SAI and should be read in conjunction with those documents.

The following changes to the Fund’s Prospectus and SAI are effective immediately unless otherwise indicated:

I.	The Fund’s name is hereby changed to FLAG-Forensic Accounting Long-Short ETF.
II.	All references to WeatherStorm Forensic Accounting Long-Short Index are hereby changed to FLAGLSX-Forensic Accounting Long-Short Index.
III.	As a result of a rebranding initiative of the Fund's index provider, all references to WeatherStorm Capital, LLC are hereby changed to Vident Financial, LLC.
IV.	Effective March 6, 2018, the Fund’s primary listing is transferred to NYSE Arca, Inc. (“NYSE Arca”) and will no longer be listed on the NASDAQ Stock Market LLC (“NASDAQ”). As a result, all references in the Fund’s Prospectus and SAI to NASDAQ are hereby changed to NYSE Arca.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

IDS-SK-011-010